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UBS PACE Money Market Investments

ANNUAL REPORT

JULY 31, 2002

UBS PACE MONEY MARKET INVESTMENTS

ADVISOR'S COMMENTS

During the fiscal year ended July 31, 2002, the Portfolio returned 2.1% (before the deduction of the UBS PACE program fee; 0.6% after the deduction of the fee), versus the 2.3% and 1.7% returns of the 90-Day U.S. T-Bill Index and the Lipper Money Market Funds Median, respectively. Returns over various time periods are shown in the "Performance at a Glance" table on the following page. Please note that those returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

As the reporting period began, signs were emerging that the economic recession, which started in March 2001, might be short-lived. The Federal Reserve Board (the "Fed") had lowered the fed funds rate (the rate U.S. banks charge each other for overnight loans) from 6.00% to 3.75% during the first half of 2001 in an attempt to stimulate growth. This aggressive stance seemed to be taking hold as the long-suffering manufacturing sector appeared to be bottoming out, while the housing market and consumer spending continued to buoy the economy. Although real gross domestic product (GDP) decreased by 1.3% during the third quarter of 2001, investors were cautiously optimistic that the economy was about to turn the corner.

The terrorist attacks of September 11th momentarily darkened prospects for an economic recovery. However, the Fed moved quickly to stabilize the economy and add liquidity to the financial system. All told, from June through December 2001, the Fed cut rates an additional six times. By the end of the year, the federal funds rate was 1.75%--its lowest level in 40 years. Due in large part to a quick renewal in consumer spending, the GDP rose a surprising 2.7% during the fourth quarter of 2001.

UBS PACE MONEY MARKET
INVESTMENTS

INVESTMENT ADVISOR:
UBS Global Asset
Management (US) Inc.

PORTFOLIO MANAGER:
Susan Ryan

OBJECTIVE:
Current income consistent
with preservation of capital
and liquidity

INVESTMENT PROCESS:
The Portfolio is a money market
mutual fund and seeks to
maintain a stable price of
$1.00 per share, although it
may be possible to lose money
by investing in this fund. The
Portfolio invests in a diversified
portfolio of high-quality money
market instruments of govern-
mental and private issuers.
Security selection is based on
the assessment of relative
values and changes in market
and economic conditions.

UBS PACE MONEY MARKET INVESTMENTS

As increasing signs of economic growth emerged during the first quarter of 2002, the Fed shifted its bias from one of economic weakness to neutrality. This change in policy appeared warranted, as the GDP accelerated to a 5.0% growth rate during the first quarter 2002. However, the uptick proved to be short-lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending, and waning consumer confidence in light of the stock market's decline and corporate accounting scandals all took their toll. The end result: Estimated second quarter 2002 GDP growth was a less-than-expected 1.1%. As the reporting period ended, the federal funds rate remained at 1.75%, while the Fed waited for clearer signs on the direction of the economy.

Given the prevailing interest rate environment and volatility in the corporate credit markets, we utilized a variety of strategies to enhance returns during the reporting period. First, the Portfolio utilized what is known as a "barbell" strategy, wherein we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities--typically less than a month in duration--provided liquidity.

Second, with the combination of an uncertain economy, a proliferation of corporate accounting scandals, and high-profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. With this strategy, we were able to avoid the problems that plagued the corporate credit markets.

Looking ahead, we remain skeptical concerning the strength of an economic recovery. Consumer spending has propped up the economy for quite some time, while corporate spending has been weak at best. However, given the bursting of the stock market bubble, a weak job market, and high levels of consumer debt, we do not believe that consumers alone will have the ability to sustain a high level of growth. What's more, the housing market, which has remained surprisingly resilient given the economic uncertainties, may be ripe for a pullback. Conversely, a number of positives do exist, including signs that the manufacturing sector's worst days may have passed.

While we don't think the economy will fall back into a recession, the risk exists. As such, we believe the Fed will once again need to move to a more accommodative monetary policy and lower short-term interest rates before the end of the year. Therefore, we anticipate maintaining our barbell strategy with longer average-weighted maturities in order to generate higher yields. Credit quality will continue to be paramount for the portfolio, and we expect to emphasize Treasuries and Agencies.

UBS PACE MONEY MARKET INVESTMENTS

PERFORMANCE AT A GLANCE

                                                                                   Since
                                                                                 Inception
Average Annual Total Returns, Periods Ended 7/31/02  6 Months 1 Year  5 Years  8/24/95(degree)
----------------------------------------------------------------------------------------------
UBS PACE Money Market Investments
Without UBS PACE program fee*                        0.79%    2.10%   4.64%    4.79%
UBS PACE Money Market Investments
With UBS PACE program fee*                           0.03     0.58    3.08     3.23
90-Day U.S. T-Bill Index+                            0.87     2.29    4.61     4.80
Lipper Money Market Funds Median                     0.59     1.70    4.37     4.56

For UBS PACE Money Market Investments, the 7-day current yield for the period ended July 31, 2002, was 1.49%, without UBS PACE program fee. With the maximum UBS PACE program fee, the 7-day current yield was -0.01%. The Portfolio's yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

* The maximum annual UBS PACE program fee is 1.5% of the value of UBS PACE assets.

- Inception returns for the Index and Lipper Median are as of the nearest month-end of the Fund's inception: August 31, 1995.

+ 90-Day U.S. T-Bills are promissory notes issued by the U.S. Treasury and sold through competitive bidding, with a short-term maturity date, in this case, three months. This Index is derived from secondary market interest rates as published by the Federal Reserve Bank.

Past performance does not predict future performance and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gains distributions. Total returns for periods of one year or less have not been annualized.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

AN INVESTMENT IN UBS PACE MONEY MARKET INVESTMENTS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
PORTFOLIO AND THE 90-DAY U.S. TREASURY BILL INDEX

  UBS PACE Money Market    UBS PACE Money Market
  Investments (without       Investments (with
  UBS PACE program fee)    UBS PACE program fee)*  90-day U.S. T-Bill Index
          $10,000                 $10,000                 $10,000
          $10,010                 $10,007                 $10,048
          $10,055                 $10,039                 $10,093
          $10,100                 $10,072                 $10,139
          $10,144                 $10,103                 $10,184
          $10,190                 $10,135                 $10,230
          $10,234                 $10,167                 $10,276
          $10,274                 $10,194                 $10,318
          $10,316                 $10,223                 $10,362
          $10,357                 $10,251                 $10,405
          $10,400                 $10,280                 $10,449
          $10,442                 $10,308                 $10,493
          $10,485                 $10,339                 $10,539
          $10,529                 $10,369                 $10,585
          $10,572                 $10,398                 $10,630
          $10,616                 $10,428                 $10,677
          $10,660                 $10,458                 $10,722
          $10,704                 $10,488                 $10,768
          $10,749                 $10,519                 $10,814
          $10,790                 $10,547                 $10,857
          $10,836                 $10,578                 $10,904
          $10,882                 $10,610                 $10,950
          $10,930                 $10,643                 $10,999
          $10,976                 $10,675                 $11,045
          $11,025                 $10,708                 $11,093
          $11,073                 $10,742                 $11,140
          $11,121                 $10,775                 $11,188
          $11,170                 $10,809                 $11,236
          $11,218                 $10,842                 $11,284
          $11,268                 $10,877                 $11,333
          $11,319                 $10,912                 $11,383
          $11,364                 $10,942                 $11,428
          $11,414                 $10,977                 $11,479
          $11,463                 $11,009                 $11,527
          $11,513                 $11,044                 $11,577
          $11,562                 $11,077                 $11,625
          $11,613                 $11,112                 $11,674
          $11,664                 $11,146                 $11,724
          $11,713                 $11,179                 $11,772
          $11,761                 $11,211                 $11,819
          $11,807                 $11,242                 $11,862
          $11,856                 $11,273                 $11,906
          $11,902                 $11,304                 $11,951
          $11,944                 $11,329                 $11,992
          $11,989                 $11,357                 $12,037
          $12,033                 $11,385                 $12,082
          $12,080                 $11,415                 $12,128
          $12,125                 $11,444                 $12,173
          $12,174                 $11,475                 $12,221
          $12,223                 $11,507                 $12,269
          $12,269                 $11,536                 $12,317
          $12,320                 $11,570                 $12,367
          $12,372                 $11,603                 $12,417
          $12,428                 $11,641                 $12,470
          $12,484                 $11,680                 $12,525
          $12,538                 $11,715                 $12,579
          $12,596                 $11,755                 $12,638
          $12,655                 $11,795                 $12,697
          $12,717                 $11,838                 $12,759
          $12,780                 $11,882                 $12,819
          $12,847                 $11,929                 $12,881
          $12,914                 $11,977                 $12,945
          $12,980                 $12,022                 $13,009
          $13,048                 $12,070                 $13,077
          $13,114                 $12,117                 $13,144
          $13,183                 $12,165                 $13,213
          $13,248                 $12,210                 $13,282
          $13,303                 $12,245                 $13,339
          $13,360                 $12,282                 $13,398
          $13,412                 $12,314                 $13,449
          $13,460                 $12,343                 $13,498
          $13,504                 $12,368                 $13,542
          $13,546                 $12,391                 $13,584
          $13,590                 $12,415                 $13,626
          $13,625                 $12,432                 $13,665
          $13,655                 $12,444                 $13,700
          $13,681                 $12,452                 $13,730
          $13,705                 $12,458                 $13,754
          $13,726                 $12,461                 $13,775
          $13,743                 $12,461                 $13,793
          $13,762                 $12,463                 $13,814
          $13,780                 $12,464                 $13,834
          $13,798                 $12,465                 $13,854
          $13,816                 $12,465                 $13,874
          $13,834                 $12,465                 $13,895

The graph depicts the performance of UBS PACE Money Market Investments versus the 90-Day U.S. Treasury Bill Index. Past performance does not predict future performance and the performance provided does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. It is important to note that UBS PACE Money Market Investments is a professionally managed portfolio while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

* The maximum annual UBS PACE program fee is 1.5% of the value of UBS PACE assets.

UBS PACE MONEY MARKET INVESTMENTS - PORTFOLIO STATISTICS

Characteristics*                                                     7/31/02
----------------------------------------------------------------------------
Net Assets (mm)                                                       $112.0
Number of Issuers (excl. Govts)                                           39
Weighted Average Maturity                                            79 days

Portfolio Composition*                                               7/31/02
Commercial Paper                                                        45.0%
U.S. Government and Agency Obligations                                  41.3
Bank Obligations                                                        16.1
Money Market Funds                                                       3.7
Short-Term Corporate Obligations                                         3.6
Liabilities in Excess of Other Assets                                   -9.7
Total                                                                  100.0%

Top 10 Holdings (excluding U.S. Government and Agency Obligations)*  7/31/02
CC (USA)                                                                 3.6%
AIM Liquid Assets Portfolio                                              3.3
Bristol-Meyers Squibb                                                    3.1
Old Line Funding                                                         2.8
Dexia Bank                                                               2.7
First Tennessee Bank N.A.                                                2.7
Barton Capital                                                           2.7
CBA (Delaware) Finance                                                   2.7
Windmill Funding                                                         2.7
Fortis Funding                                                           2.7
Total                                                                   29.0%

* Weightings represent percentages of net assets as of July 31, 2002. The Portfolio is actively managed and its composition will vary over time.

Statement of Net Assets -- July 31, 2002

  PRINCIPAL
   AMOUNT                                   MATURITY   INTEREST
   (000)                                     DATES      RATES       VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--41.28%
   $7,500  U.S. Treasury Bills              08/29/02 to  1.660 to
                                            12/19/02     1.775%@    $ 7,480,830

    1,000  U.S. Treasury Notes              12/31/02     5.625        1,015,455

    3,000  Federal Farm Credit Bank         08/01/02     1.750*       2,999,562

    4,000  Federal Home Loan Bank           08/01/02     1.775*       3,999,337

    2,265  Federal Home Loan Bank           08/08/02 to  1.750 to
                                            12/18/02     1.770@       2,255,365

   12,500  Federal Home Loan Bank           01/28/03 to  2.050 to
                                            08/20/03     2.720       12,499,839

    7,000  Federal National Mortgage
           Association                      08/01/02     1.700 to
                                                         1.770*       6,999,248

    2,000  Federal National Mortgage
           Association                      12/18/02     1.795@       1,986,139

    2,000  Federal National Mortgage
           Association                      07/17/03 to  2.000 to
                                            08/28/03     2.350        2,000,000

    5,000  Student Loan Marketing
           Association                      04/02/03 to  2.380 to
                                            07/25/03     2.650        5,000,000

Total U.S. Government and Agency Obligations
  (cost--$46,235,775)                                               46,235,775

BANK NOTES--3.57%

   DOMESTIC--3.57%
    2,000  LaSalle Bank N.A.                08/02/02     2.060        2,000,000

    2,000  Wells Fargo Bank N.A.            08/01/02     1.805*       2,000,046

Total Bank Notes (cost--$4,000,046)                                   4,000,046

CERTIFICATES OF DEPOSIT--12.50%
   DOMESTIC--3.57%
    3,000  First Tennessee Bank N.A.        08/01/02     1.770        3,000,000

    1,000  State Street Bank & Trust Co.    08/20/02     1.750        1,000,000

                                                                      4,000,000

   YANKEE--8.93%
    1,000  Abbey National PLC               12/31/02     1.910        1,000,040

    2,000  Barclays Bank PLC                08/01/02     1.800*       1,999,675

    3,000  Dexia Bank S.A.                  08/09/02 to  2.485 to
                                            01/06/03     4.000        3,000,147

    2,000  Royal Bank of Scotland PLC       09/06/02 to  2.710 to
                                            12/27/02     3.735        1,999,946

Statement of Net Assets -- July 31, 2002

  PRINCIPAL
   AMOUNT                                   MATURITY   INTEREST
   (000)                                     DATES      RATES       VALUE
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--(CONCLUDED)

   YANKEE--(CONCLUDED)
   $1,000  Svenska Handelsbanken            08/23/02     3.840%     $ 1,000,000

    1,000  Westdeutsche Landesbank
           Girozentrale                     05/23/03     2.680          999,761

                                                                      9,999,569

Total Certificates of Deposit (cost--$13,999,569)                    13,999,569

COMMERCIAL PAPER@--45.01%

   ASSET BACKED-BANKING--4.97%
    2,851  Atlantis One Funding Corp.       08/01/02 to  1.770 to
                                            08/29/02     1.780        2,848,247

    2,723  Stellar Funding Group, Inc.      08/02/02 to  1.800 to
                                            09/11/02     1.920        2,718,349

                                                                      5,566,596

   ASSET BACKED-FINANCE--1.78%
    2,000  CC (USA), Inc.                   09/06/02     1.820        1,996,360

   ASSET BACKED-MISCELLANEOUS--16.37%
    3,000  Barton Capital Corp.             08/01/02     1.830        3,000,000

    2,160  Falcon Asset Securitization
           Corp.                            08/02/02     1.800        2,159,892

    2,000  Galaxy Funding, Inc.             09/12/02     1.810        1,995,777

    3,200  Old Line Funding Corp.           10/03/02     1.750        3,190,200

    3,000  Pennine Funding                  09/03/02     1.800        2,995,050

    2,000  Variable Funding Capital Corp.   10/08/02     1.780        1,993,275

    3,000  Windmill Funding Corp.           08/08/02     1.780        2,998,962

                                                                     18,333,156

   BANKING-DOMESTIC--11.50%
    2,000  ANZ (Delaware), Inc.             08/15/02     1.800        1,998,600

    3,000  CBA (Delaware) Finance, Inc.     08/07/02     1.770        2,999,115

    2,000  Danske Corp.                     08/15/02     1.800        1,998,600

    3,000  Fortis Funding LLC               08/26/02     1.780        2,996,292

    2,888  Nordea North America, Inc.       08/12/02     1.760        2,886,447

                                                                     12,879,054

   BANKING-FOREIGN--1.78%
    2,000  Alliance & Leicester PLC         10/11/02     1.760        1,993,058

Statement of Net Assets -- July 31, 2002

  PRINCIPAL
   AMOUNT                                   MATURITY   INTEREST
   (000)                                     DATES      RATES       VALUE
-------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
   FINANCE-NONCAPTIVE DIVERSIFIED--1.78%
   $1,000  CIT Group, Inc.                  08/29/02     1.830%      $  998,577

    1,000  GE Capital International
           Funding, Inc.                    08/29/02     1.760          998,631

                                                                      1,997,208

   INSURANCE-P&C--0.40%
      444  Marsh & McLennan Cos., Inc.      09/06/02     1.760          443,218

   METALS & MINING--1.52%
    1,700  Alcoa, Inc.                      08/20/02     1.750        1,698,430

   PHARMACEUTICALS--4.91%
    3,500  Bristol-Myers Squibb Co.         08/05/02     1.750        3,499,319

    2,000  Novartis Finance Corp.           08/02/02     1.750        1,999,903

                                                                      5,499,222

Total Commercial Paper (cost--$50,406,302)                           50,406,302

SHORT-TERM CORPORATE OBLIGATIONS--3.57%

   ASSET BACKED-FINANCE--1.78%
    2,000  CC (USA), Inc.                   08/01/02     1.830*       2,000,000

   FINANCE-NONCAPTIVE DIVERSIFIED--1.79%
    2,000  GE Capital Corp.                 08/09/02     1.870*       2,000,000

Total Short-Term Corporate Obligations
  (cost--$4,000,000)                                                  4,000,000

Statement of Net Assets -- July 31, 2002

  NUMBER OF
   SHARES                                   MATURITY   INTEREST
   (000)                                     DATES      RATES       VALUE
-------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.76%
    3,721  AIM Liquid Assets Portfolio      08/01/02     1.790%+    $ 3,721,156

       73  AIM Prime Portfolio              08/01/02     1.680+          73,373

      220  BlackRock Provident Institutional
            TempFund                        08/01/02     1.722+         219,703

      194  Dreyfus Cash Management Fund     08/01/02     1.696+         194,462

Total Money Market Funds (cost--$4,208,694)                           4,208,694

Total Investments (cost--$122,850,386)--109.69%                     122,850,386

Liabilities in excess of other assets--(9.69)%                      (10,848,950)

Net Assets (applicable to 112,001,656 shares
  of beneficial interest outstanding equivalent
  to $1.00 per share)--100.00%                                     $112,001,436

* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of July 31, 2002, and reset periodically.
@ Interest rates shown are the discount rates at date of purchase.
+ Interest rates shown reflect yield at July 31, 2002.

                      Weighted Average Maturity -- 79 days

                 See accompanying notes to financial statements

Statement of Operations

                                                                         For the
                                                                      Year Ended
                                                                   July 31, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                           $2,331,637

EXPENSES:
  Transfer agency and related services fees                           675,412

  Investment management and administration fees                       322,441

  Reports and notices to shareholders                                 124,733

  Professional fees                                                    76,492

  Federal and state registration fees                                  65,717

  Trustees' fees                                                       16,779

  Custody and accounting                                                9,213

  Insurance                                                             8,490

  Other expenses                                                       15,692

                                                                    1,314,969

Less: Fee waivers and reimbursements from investment manager and
      administrator                                                  (854,351)

Net expenses                                                          460,618

Net investment income                                               1,871,019

Net realized gains from investment transactions                             1

Net increase in net assets resulting from operations               $1,871,020

Statement of Changes in Net Assets

                                               For the Years Ended July 31,
                                              -------------------------------
                                                  2002              2001
------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                          $ 1,871,019       $ 3,941,424

Net realized gains from investment transactions          1               342

Net increase in net assets resulting from
  operations                                     1,871,020         3,941,766

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                           (1,871,019)       (3,941,424)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets from beneficial
  interest transactions                         35,344,060        11,136,276

Net increase in net assets                      35,344,061        11,136,618

NET ASSETS:
Beginning of year                               76,657,375        65,520,757

End of year                                   $112,001,436       $76,657,375

                 See accompanying notes to financial statements

Notes to Financial Statements

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS PACE Money Market Investments (the "Portfolio") is a diversified portfolio of UBS PACE Select Advisors Trust (the "Trust"), which was organized as a Delaware business trust under the laws of the State of Delaware by Certificate of Trust dated September 9, 1994, as amended June 9, 1995 and thereafter, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

The Trust currently offers twelve portfolios available for investment, each having its own investment objectives and policies. Shares of the Portfolio currently are available only to participants in the UBS PACESM Select Advisors Program and the UBS PACESM Multi Advisor Program.

The Trust accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each portfolio are charged to that portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Portfolio's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.), the manager and administrator of the Portfolio. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments particular to a specific industry or region.

INVESTMENT MANAGER AND ADMINISTRATOR

The Trust has entered into an Investment Management and Administration Contract ("Management Contract") with UBS Global AM. In accordance with the Management Contract, the Portfolio pays UBS Global AM a management and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.35% of the Portfolio's average daily net assets. At July 31, 2002, the Portfolio did not owe UBS Global AM for management or administration fees.

For the year ended July 31, 2002, UBS Global AM agreed to waive $322,441 of its investment management and administration fees and reimburse the Portfolio $531,910 for certain operating expenses. At July 31, 2002, UBS Global AM owed the Portfolio $46,374 for fee waivers and expense reimbursements.

OTHER LIABILITIES

At July 31, 2002, dividends payable, payable for shares of beneficial interest repurchased and payable for investments purchased were $73,630, $995,976 and $10,992,798, respectively.

MONEY MARKET FUND INSURANCE BONDS

At July 31, 2002, the Portfolio had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Portfolio. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Portfolio for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Portfolio would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended July 31, 2002, the Portfolio did not use these insurance bonds.

FEDERAL TAX STATUS

The Portfolio intends to distribute substantially all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

At July 31, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal years ended July 31, 2002 and July 31, 2001, was ordinary income. At July 31, 2002, the Portfolio had a net capital loss carryforward of $220. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by July 31, 2007. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                 For the Years Ended July 31,
                                                ------------------------------
                                                      2002           2001
------------------------------------------------------------------------------
Shares sold                                      144,373,991      98,573,006

Shares repurchased                              (110,892,711)    (91,327,283)

Dividends reinvested                               1,862,780       3,890,553

Net increase in shares outstanding                35,344,060      11,136,276

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                      For the Years Ended July 31,
                         --------------------------------------------------------
                           2002        2001        2000        1999        1998
---------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR       $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00

Net investment income       0.02        0.05        0.05        0.05        0.05

Dividends from net
  investment income        (0.02)      (0.05)      (0.05)      (0.05)      (0.05)

NET ASSET VALUE,
  END OF YEAR             $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00

TOTAL INVESTMENT RETURN(1)  2.10%       5.44%       5.53%       4.85%       5.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of year (000's)   $112,001     $76,657     $65,521     $47,174     $25,493

Expenses to average
  net assets, net of
  fee waivers and
  expense reimbursements    0.50%       0.50%       0.50%       0.50%       0.50%

Expenses to average net
  assets, before fee
  waivers and expense
  reimbursements            1.43%       1.00%       0.95%       1.07%       1.20%

Net investment income to
  average net assets, net
  of fee waivers and
  expense reimbursements    2.03%       5.26%       5.46%       4.70%       5.20%

Net investment income to
  average net assets,
  before fee waivers and
  expense reimbursements    1.10%       4.76%       5.01%       4.13%       4.50%

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if this fee was included. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Trustees and Shareholders
UBS PACE Select Advisors Trust

We have audited the accompanying statement of net assets of UBS PACE Money Market Investments (the "Portfolio") as of July 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with audit standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at July 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS PACE Money Market Investments at July 31, 2002, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


New York, New York
September 20, 2002

TAX INFORMATION (UNAUDITED)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Portfolio's fiscal year end (July 31, 2002) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all of the distributions paid during the fiscal year were derived from net investment income. This entire amount is taxable as ordinary income, none of which qualifies for the dividends received deduction available to corporate shareholders.

Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Because the Portfolio's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2002. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2003. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Portfolio.

                    (This page intentionally left blank)

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Trust is governed by a Board of Trustees which oversees the Portfolios' operations. Each Trustee serves until the next annual meeting of shareholders or until his or her successor is elected and qualified. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee and Officer of the Trust, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS Family of Funds overseen by the Trustee or Officer, and other directorships held by the Trustee or Officer.

The Trust's Statement of Additional Information contains additional information about the Directors and Officers and is available, without charge, upon request, by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                                            TERM OF
                                                          OFFICE+ AND
                                      POSITION(S)          LENGTH OF
    NAME, ADDRESS,                     HELD WITH             TIME                      PRINCIPAL OCCUPATION(S)
        AND AGE                          FUND               SERVED                       DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;                  Trustee            Since 1995           Mrs. Alexander is an executive vice
55                                                                              president of UBS PaineWebber (since
                                                                                March 1984). She was chief executive
                                                                                officer of UBS Global AM from January
                                                                                1995 to October 2000, a Trustee (from
                                                                                January 1995 to September 2001) and
                                                                                chairman (from March 1999 to
                                                                                September 2001).


E. Garrett Bewkes, Jr.**++;           Trustee and          Since 1995           Mr. Bewkes serves as a consultant to
75                                    Chairman of                               UBS PaineWebber (since May 1999).
                                      the Board of                              Prior to November 2000, he was a
                                        Trustees                                Trustee of Paine Webber Group Inc.
                                                                                ("PW Group", formerly the holding
                                                                                company of UBS PaineWebber and
                                                                                UBS Global AM) and prior to 1996, he
                                                                                was a consultant to PW Group. Prior
                                                                                to 1988, he was chairman of the
                                                                                board, president and chief executive
                                                                                officer of American Bakeries Company.

             NUMBER OF
      PORTFOLIOS IN FUND COMPLEX                                     OTHER DIRECTORSHIPS
         OVERSEEN BY TRUSTEE                                           HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Mrs. Alexander is a director or trustee                    None
of 22 investment companies (consisting
of 43 portfolios) for which UBS Global
AM, UBS PaineWebber or one of their
affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Bewkes is a director or trustee of                     Mr. Bewkes is also a
35 investment companies (consisting of                     director of Interstate
56 portfolios) for which UBS Global AM,                    Bakeries Corporation.
UBS PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
or manager.

INDEPENDENT TRUSTEES

                                                            TERM OF
                                                          OFFICE+ AND
                                      POSITION(S)          LENGTH OF
    NAME, ADDRESS,                     HELD WITH             TIME                      PRINCIPAL OCCUPATION(S)
        AND AGE                          FUND               SERVED                       DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67                Trustee            Since 2001           Mr. Armstrong is chairman and
R.Q.A. Enterprises                                                              principal of R.Q.A. Enterprises
One Old Church Road--                                                           (management consulting firm) (since
Unit # 6                                                                        April 1991 and principal occupation
Greenwich, CT 06830                                                             since March 1995). Mr. Armstrong
                                                                                was chairman of the board, chief
                                                                                executive officer and co-owner of
                                                                                Adirondack Beverages (producer and
                                                                                distributor of soft drinks and sparkling/
                                                                                still waters) (October 1993-March 1995).
                                                                                He was a partner of The New England
                                                                                Consulting Group (management
                                                                                consulting firm) (December 1992-
                                                                                September 1993). He was managing
                                                                                director of LVMH U.S. Corporation
                                                                                (U.S. subsidiary of the French luxury
                                                                                goods conglomerate, Louis Vuitton
                                                                                Moet Hennessey Corporation)
                                                                                (1987-1991) and chairman of its wine
                                                                                and spirits subsidiary,
                                                                                Schieffelin & Somerset Company
                                                                                (1987-1991).

David J. Beaubien; 68                   Trustee            Since 1995           Mr. Beaubien is chairman of Yankee
101 Industrial Road                                                             Environmental Systems, Inc., a
Turners Falls, MA 01376                                                         manufacturer of meteorological
                                                                                measuring systems. Prior to January
                                                                                1991, he was senior vice president of
                                                                                EG&G, Inc., a company which makes
                                                                                and provides a variety of scientific and
                                                                                technically oriented products and
                                                                                services. From 1985 to January 1995,
                                                                                Mr. Beaubien served as a director or
                                                                                trustee on the boards of the Kidder,
                                                                                Peabody & Co. Incorporated mutual
                                                                                funds.

             NUMBER OF
      PORTFOLIOS IN FUND COMPLEX                                     OTHER DIRECTORSHIPS
         OVERSEEN BY TRUSTEE                                           HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of                  Mr. Armstrong is also a director of AlFresh
22 investment companies (consisting of 43                  Beverages Canada, Inc. (a Canadian
portfolios) for which UBS Global AM,                       Beverage subsidiary of AlFresh Foods Inc.)
UBS PaineWebber or one of their                            (since October 2000).
affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Beaubien is a director or trustee of                   Mr. Beaubien is also a director of IEC
22 investment companies (consisting of                     Electronics, Inc., a manufacturer of
43 portfolios) for which UBS Global AM,                    electronic assemblies.
UBS PaineWebber or one of their
affiliates serves as investment advisor,
sub-advisor or manager.

                                                            TERM OF
                                                          OFFICE+ AND
                                      POSITION(S)          LENGTH OF
    NAME, ADDRESS,                     HELD WITH             TIME                      PRINCIPAL OCCUPATION(S)
        AND AGE                          FUND               SERVED                       DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 55                     Trustee            Since 2001           Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania Ave., N.W.                                                    (international information and security
Washington, D.C. 20004                                                          firm) and IEP Advisors (international
                                                                                investments and consulting firm). He
                                                                                was the chief negotiator in the
                                                                                Strategic Arms Reduction Talks with
                                                                                the former Soviet Union (1989-1991)
                                                                                and the U.S. Ambassador to the Federal
                                                                                Republic of Germany (1985-1989).
                                                                                From 1991-1994, he served as a
                                                                                partner of McKinsey & Company
                                                                                (management consulting firm).

Meyer Feldberg; 60                      Trustee            Since 2001           Mr. Feldberg is Dean and Professor of
Columbia University                                                             Management of the Graduate School
101 Uris Hall                                                                   of Business, Columbia University.
New York, New York 10027                                                        Prior to 1989, he was president of the
                                                                                Illinois Institute of Technology.



George W. Gowen; 73                     Trustee            Since 2001           Mr. Gowen is a partner in the law firm
666 Third Avenue                                                                of Dunnington, Bartholow & Miller.
New York, New York 10017                                                        Prior to May 1994, he was a partner in
                                                                                the law firm of Fryer, Ross & Gowen.



William W. Hewitt, Jr.***; 74           Trustee            Since 1995           Mr. Hewitt is retired. From 1990 to
c/o UBS Global Asset                                                            January 1995, Mr. Hewitt served as a
Management (US) Inc.                                                            director or trustee on the boards of the
51 West 52nd Street                                                             Kidder, Peabody & Co. Incorporated
New York, New York                                                              mutual funds. From 1986-1988, he was
10019-6114                                                                      an executive vice president and director
                                                                                of mutual funds, insurance and trust
                                                                                services of Shearson Lehman Brothers
                                                                                Inc. From 1976-1986, he was president
                                                                                of Merrill Lynch Funds Distributor, Inc.

             NUMBER OF
      PORTFOLIOS IN FUND COMPLEX                                     OTHER DIRECTORSHIPS
         OVERSEEN BY TRUSTEE                                           HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Mr. Burt is a director or trustee of 22                    Mr. Burt is also a director of Hollinger
investment companies (consisting of 43                     International, Inc. (publishing), The
portfolios) for which UBS Global AM,                       Central European Fund, Inc.,
UBS PaineWebber or one of their                            The Germany Fund, Inc., IGT, Inc.
affiliates serves as investment advisor,                   (provides technology to gaming and
sub-advisor or manager.                                    wagering industry) (since July 1999) and
                                                           chairman of Weirton Steel Corp. (makes
                                                           and finishes steel products) (since
                                                           April 1996). He is also a director or
                                                           trustee of funds in the Scudder Mutual
                                                           Funds Family (47 portfolios).

Dean Feldberg is a director or trustee of                  Dean Feldberg is also a director of
35 investment companies (consisting of                     Primedia Inc. (publishing), Federated
56 portfolios) for which UBS Global AM,                    Department Stores, Inc. (operator of
UBS PaineWebber or one of their                            department stores), Revlon, Inc.
affiliates serves as investment advisor,                   (cosmetics), Select Medical Inc.
sub-advisor or manager.                                    (healthcare services) and SAPPI, Ltd.
                                                           (producer of paper).

Mr. Gowen is a director or trustee of 35                   None
investment companies (consisting of 56
portfolios) for which UBS Global AM,
UBS PaineWebber or one of their
affiliates serves as investment advisor,
sub-advisor or manager.

Mr. Hewitt is a director or trustee of 22                  Mr. Hewitt is also a director or trustee of
investment companies (consisting of 43                     Guardian Life Insurance Company Mutual
portfolios) for which UBS Global AM,                       Funds (19 portfolios).
UBS PaineWebber or one of their
affiliates serves as investment advisor,
sub-advisor or manager.

                                                            TERM OF
                                                          OFFICE+ AND
                                      POSITION(S)          LENGTH OF
    NAME, ADDRESS,                     HELD WITH             TIME                      PRINCIPAL OCCUPATION(S)
        AND AGE                          FUND               SERVED                       DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Morton L. Janklow; 72                   Trustee            Since 1995           Mr. Janklow is senior partner of
445 Park Avenue                                                                 Janklow & Nesbit Associates, an
New York, New York 10022                                                        international literary agency
                                                                                representing leading authors in their
                                                                                relationships with publishers and
                                                                                motion picture, television and
                                                                                multi-media companies, and of counsel
                                                                                to the law firm of Janklow & Ashley.

Frederic V. Malek; 65                   Trustee            Since 2001           Mr. Malek is chairman of Thayer
1455 Pennsylvania                                                               Capital Partners (merchant bank) and
Avenue, N.W.                                                                    chairman of Thayer Hotel Investors III,
Suite 350                                                                       Thayer Hotel Investors II and Lodging
Washington, D.C. 20004                                                          Opportunities Fund (hotel investment
                                                                                partnerships). From January 1992 to
                                                                                November 1992, he was campaign
                                                                                manager of Bush-Quayle `92. From
                                                                                1990 to 1992, he was vice chairman
                                                                                and, from 1989 to 1990, he was
                                                                                president of Northwest Airlines Inc.
                                                                                and NWA Inc. (holding company of
                                                                                Northwest Airlines Inc.). Prior to 1989,
                                                                                he was employed by the Marriott
                                                                                Corporation (hotels, restaurants, airline
                                                                                catering and contract feeding), where
                                                                                he most recently was an executive vice
                                                                                president and president of Marriott
                                                                                Hotels and Resorts.

             NUMBER OF
      PORTFOLIOS IN FUND COMPLEX                                     OTHER DIRECTORSHIPS
         OVERSEEN BY TRUSTEE                                           HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Mr. Janklow is a director or trustee of                    None
22 investment companies (consisting of
43 portfolios) for which UBS Global AM,
UBS PaineWebber or one of their
affiliates serves as investment advisor,
sub-advisor or manager.



Mr. Malek is a director or trustee of 22                   Mr. Malek is also a director of Aegis
investment companies (consisting of 43                     Communications, Inc. (tele-services),
portfolios) for which UBS Global AM,                       American Management Systems, Inc.
UBS PaineWebber or one of their                            (management consulting and computer
affiliates serves as investment advisor,                   related services), Automatic Data
sub-advisor or manager.                                    Processing, Inc. (computing services), CB
                                                           Richard Ellis, Inc. (real estate services),
                                                           FPL Group, Inc. (electric services), Manor
                                                           Care, Inc. (health care) and Northwest
                                                           Airlines Inc.

                                                            TERM OF
                                                          OFFICE+ AND
                                      POSITION(S)          LENGTH OF
    NAME, ADDRESS,                     HELD WITH             TIME                      PRINCIPAL OCCUPATION(S)
        AND AGE                          FUND               SERVED                       DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Carl W. Schafer; 66                     Trustee            Since 2001           Mr. Schafer is president of the Atlantic
66 Witherspoon Street                                                           Foundation (charitable foundation).
#1100                                                                           Prior to January 1993, he was
Princeton, NJ 08542                                                             chairman of the Investment Advisory
                                                                                Committee of the Howard Hughes
                                                                                Medical Institute.



William D. White; 68                    Trustee            Since 1995           Mr. White is retired. From February
P.O. Box 199                                                                    1989 through March 1994, he was
Upper Black Eddy, PA                                                            president of the National League of
18972                                                                           Professional Baseball Clubs. Prior to
                                                                                1989, he was a television sports caster
                                                                                for WPIX-TV, New York. Mr. White
                                                                                served on the board of directors of
                                                                                Centel from 1989 to 1993 and until
                                                                                recently on the board of directors of
                                                                                Jefferson Banks Incorporated,
                                                                                Philadelphia, PA.

             NUMBER OF
      PORTFOLIOS IN FUND COMPLEX                                     OTHER DIRECTORSHIPS
         OVERSEEN BY TRUSTEE                                           HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Mr. Schafer is a director or trustee of                    Mr. Schafer is also a director of Labor
22 investment companies (consisting of                     Ready, Inc. (temporary employment),
43 portfolios) for which UBS Global AM,                    Roadway Corp. (trucking), Guardian Life
UBS PaineWebber or one of their                            Insurance Company Mutual Funds (19
affiliates serves as investment advisor,                   portfolios), the Harding, Loevner Funds (4
sub-advisor or manager.                                    portfolios), E.I.I. Realty Securities Trust
                                                           (investment company) and Frontier Oil
                                                           Corporation.

Mr. White is a director or trustee of 22                   None
investment companies (consisting of 43
portfolios) for which UBS Global AM,
UBS PaineWebber or one of their
affiliates serves as investment advisor,
sub-advisor or manager.

OFFICERS

                                                            TERM OF                   PRINCIPAL OCCUPATION(S)
                                                          OFFICE+ AND                   DURING PAST 5 YEARS
                                      POSITION(S)          LENGTH OF                  NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,                     HELD WITH             TIME                  FUND COMPLEX FOR WHICH PERSON
        AND AGE                          FUND               SERVED                       SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------------
Thomas Disbrow**;                       Vice President     Since 2000           Mr. Disbrow is a director and a senior
36                                      and Assistant                           manager of the mutual fund finance
                                          Treasurer                             department of UBS Global AM. Prior to
                                                                                November 1999, he was a vice president
                                                                                of Zweig/Glaser Advisers. Mr. Disbrow is
                                                                                a vice president and assistant treasurer of
                                                                                22 investment companies (consisting of
                                                                                43 portfolios) for which UBS Global AM,
                                                                                UBS PaineWebber or one of their
                                                                                affiliates serves as investment advisor,
                                                                                sub-advisor or manager.

Amy R. Doberman**;                      Vice President     Since 2000           Ms. Doberman is a managing director
40                                      and Secretary                           and general counsel of UBS Global AM.
                                                                                From December 1997 through July 2000,
                                                                                she was general counsel of Aeltus
                                                                                Investment Management, Inc. Prior to
                                                                                working at Aeltus, Ms. Doberman was
                                                                                assistant chief counsel of the SEC's
                                                                                Division of Investment Management.
                                                                                Ms. Doberman is vice president and
                                                                                secretary of UBS Supplementary Trust and
                                                                                a vice president and secretary of 24
                                                                                investment companies (consisting of 82
                                                                                portfolios) and vice president and
                                                                                assistant secretary of one investment
                                                                                company (consisting of 2 portfolios) for
                                                                                which UBS Global AM, UBS Global Asset
                                                                                Management (Americas) Inc., ("UBS
                                                                                Global AM (Americas)"), UBS
                                                                                PaineWebber or one of their affiliates
                                                                                serves as investment advisor, sub-advisor
                                                                                or manager.

                                                            TERM OF                   PRINCIPAL OCCUPATION(S)
                                                          OFFICE+ AND                   DURING PAST 5 YEARS
                                      POSITION(S)          LENGTH OF                  NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,                     HELD WITH             TIME                  FUND COMPLEX FOR WHICH PERSON
        AND AGE                          FUND               SERVED                       SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------------

Stephen P. Fisher**;                    Vice President     Since 2002           Mr. Fisher is a managing director of UBS
43                                                                              Global AM. October 2000 to
                                                                                February 2001, he was president of
                                                                                Morningstar Investment Services. From
                                                                                May 1999 to October 2000, Mr. Fisher
                                                                                was senior vice president of UBS
                                                                                Global AM. From January 1997 to May 1999,
                                                                                Mr. Fisher was a senior vice president of
                                                                                Prudential Investments. Mr. Fisher is a
                                                                                vice president of 22 investment
                                                                                companies (consisting of 43 portfolios)
                                                                                for which UBS Global AM, UBS
                                                                                PaineWebber or one of their affiliates
                                                                                serves as investment advisor, sub-advisor
                                                                                or manager.

David M. Goldenberg**;                  Vice President     Since 2002           Mr. Goldenberg is an executive director
36                                      and Assistant                           and deputy general counsel of UBS
                                          Secretary                             Global AM. From 2000-2002 he was
                                                                                director, legal affairs at Lazard Asset
                                                                                Management. Mr. Goldenberg was
                                                                                global director of compliance for SSB Citi
                                                                                Asset Management Group from
                                                                                1998-2000. He was associate general
                                                                                counsel at Smith Barney Asset
                                                                                Management from 1996-1998. Prior to
                                                                                working for Smith Barney Asset
                                                                                Management, Mr. Goldenberg was
                                                                                branch chief and senior counsel of the
                                                                                SEC's Division of Investment
                                                                                Management. Mr. Goldenberg is vice
                                                                                president and assistant secretary of UBS
                                                                                Supplementary Trust and a vice president
                                                                                and assistant secretary of 24 investment
                                                                                companies (consisting of 82 portfolios)
                                                                                and a vice president and secretary of one
                                                                                investment company (consisting of 2
                                                                                portfolios) for which UBS Global AM.,
                                                                                UBS Global AM (Americas), UBS
                                                                                PaineWebber or one of the affiliates
                                                                                serves as investment advisor, sub-advisor
                                                                                or management.

                                                            TERM OF                   PRINCIPAL OCCUPATION(S)
                                                          OFFICE+ AND                   DURING PAST 5 YEARS
                                      POSITION(S)          LENGTH OF                  NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,                     HELD WITH             TIME                  FUND COMPLEX FOR WHICH PERSON
        AND AGE                          FUND               SERVED                       SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------------
Joanne Kilkeary**;                      Vice President     Since 1999           Ms. Kilkeary is an associate director and
34                                      and Assistant                           a manager of the mutual fund finance
                                          Treasurer                             department of UBS Global AM.
                                                                                Ms. Kilkeary is a vice president and
                                                                                assistant treasurer of one investment
                                                                                company (consisting of 12 portfolios) for
                                                                                which UBS Global AM, UBS PaineWebber
                                                                                or one of their affiliates serves as
                                                                                investment advisor, sub-advisor or
                                                                                manager.

Kevin J. Mahoney**;                     Vice President     Since 1999           Mr. Mahoney is a director and a senior
37                                      and Assistant                           manager of the mutual fund finance
                                          Treasurer                             department of UBS Global AM. Prior to
                                                                                April 1999, he was the manager of the
                                                                                mutual fund internal control group of
                                                                                Salomon Smith Barney. Mr. Mahoney is a
                                                                                vice president and assistant treasurer of
                                                                                22 investment companies (consisting of
                                                                                43 portfolios) for which UBS Global AM,
                                                                                UBS PaineWebber or one of their
                                                                                affiliates serves as investment advisor,
                                                                                sub-advisor or manager.

Michael H. Markowitz+++;                Vice               Since 2001           Mr. Markowitz is an executive director,
37                                      President                               portfolio manager and head of U.S. short
                                                                                duration fixed income of UBS Global AM.
                                                                                He is also an executive director and
                                                                                portfolio manager of UBS Global AM
                                                                                (Americas), an affiliate of UBS Global AM.
                                                                                Mr. Markowitz is a vice president of six
                                                                                investment companies (consisting of 26
                                                                                portfolios) for which UBS Global AM,
                                                                                UBS PaineWebber or one of their
                                                                                affiliates serves as investment advisor,
                                                                                sub-advisor or manager.

                                                            TERM OF                   PRINCIPAL OCCUPATION(S)
                                                          OFFICE+ AND                   DURING PAST 5 YEARS
                                      POSITION(S)          LENGTH OF                  NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,                     HELD WITH             TIME                  FUND COMPLEX FOR WHICH PERSON
        AND AGE                          FUND               SERVED                       SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------------
Paul H. Schubert**;                     Vice President     Since 1995           Mr. Schubert is an executive director and
39                                      and Treasurer                           head of the mutual fund finance
                                                                                department of UBS Global AM.
                                                                                Mr. Schubert is treasurer and principal
                                                                                accounting officer of UBS Supplementary
                                                                                Trust and of two investment companies
                                                                                (consisting of 39 portfolios) and a vice
                                                                                president and treasurer of 22 investment
                                                                                companies (consisting of 43 portfolios) and
                                                                                treasurer and chief financial officer of one
                                                                                investment company (consisting of 2
                                                                                portfolios) for which UBS Global AM, UBS
                                                                                Global AM (Americas), UBS PaineWebber or
                                                                                one of their affiliates serves as investment
                                                                                advisor, sub-advisor or manager.

Brian M. Storms**;                      President          Since 2000           Mr. Storms is chief executive officer (since
48                                                                              July 2002), director and president of UBS
                                                                                Global AM (since March 1999). He is also
                                                                                chief executive officer (since July 2002), a
                                                                                member of the board of directors and
                                                                                president of UBS Global AM (Americas) and
                                                                                UBS Global Asset Management (New York)
                                                                                Inc. (since October 2001). Mr. Storms was
                                                                                chief executive officer of UBS Global AM
                                                                                from October 2000 to September 2001 and
                                                                                chief operating officer (2001-2002). He was
                                                                                chief operating officer of UBS Global AM
                                                                                (Americas) and UBS Global AM (New York)
                                                                                from September 2001 to July 2002. He was
                                                                                a director or trustee of several investment
                                                                                companies in the UBS Family of Funds
                                                                                (1999-2001). He was president of Prudential
                                                                                Investments (1996-1999). Prior to joining
                                                                                Prudential Investments he was a managing
                                                                                director at Fidelity Investments. Mr. Storms is
                                                                                president and trustee of UBS Supplementary
                                                                                Trust and of two investment companies
                                                                                (consisting of 39 portfolios) and president of
                                                                                22 investment companies (consisting of 43
                                                                                portfolios) and trustee and chairman of one
                                                                                investment company (consisting of 2
                                                                                portfolios) for which UBS Global AM, UBS
                                                                                Global AM (Americas), UBS PaineWebber or
                                                                                one of their affiliates serves as investment
                                                                                advisor, sub-advisor or manager.

OFFICERS (CONCLUDED)

                                                            TERM OF                   PRINCIPAL OCCUPATION(S)
                                                          OFFICE+ AND                   DURING PAST 5 YEARS
                                      POSITION(S)          LENGTH OF                  NUMBER OF PORTFOLIOS IN
    NAME, ADDRESS,                     HELD WITH             TIME                  FUND COMPLEX FOR WHICH PERSON
        AND AGE                          FUND               SERVED                       SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------------
Keith A. Weller**;                      Vice President     Since 2000           Mr. Weller is a director and senior
41                                      and Assistant                           associate general counsel of UBS Global
                                          Secretary                             AM. Mr. Weller is a vice president and
                                                                                assistant secretary of 22 investment
                                                                                companies (consisting of 43 portfolios) for
                                                                                which UBS Global AM, UBS PaineWebber or
                                                                                one of their affiliates serves as investment
                                                                                advisor, sub-advisor or manager.


  * This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

 ** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

***  Address for mailing purposes only.

  + Each Trustee holds office for an indefinite term. Officers of the Portfolio are appointed by the Trustees and serve at the pleasure of the Board.

 ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.

+++ This person's business address is One North Wacker Drive, Chicago, Illinois 60606-1295.

TRUSTEES

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN                                William W. Hewitt, Jr.
                                        Morton L. Janklow
Margo N. Alexander                      Frederic V. Malek
Richard Q. Armstrong                    Carl W. Schafer
David J. Beaubien                       William D. White
Richard R. Burt
Meyer Feldberg


PRINCIPAL OFFICERS

Brian M. Storms                         Paul H. Schubert
PRESIDENT                               VICE PRESIDENT AND TREASURER

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

INVESTMENT MANAGER,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE PORTFOLIO UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

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UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114


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